Financial instruments	12 Months Ended
Dec. 31, 2012
Financial instruments
24.	Financial instruments

(a)	Fair value of financial instruments

		2012
	Carrying amount	Fair Value	Level 1	Level 2	Level 3
Notes receivable	$22,937	$25,476	$—	$—	$25,476
Derivative financial instruments:
Energy contracts designated as a cashflow hedge	12,695	12,695	—	12,695	—
Cross-currency swap designated as a foreign exchange hedge	408	408	—	408	—
Commodity contracts for regulatory operations	147	147	—	147	—

Total derivative financial instruments	13,250	13,250		13,250

Total financial assets	$36,187	$38,726	$—	$13,250	$25,476

Long-term liabilities	$770,826	$785,473	$—	$785,473	$—
Convertible debentures	960	1,319	1,319	—	—
Derivative financial instruments:
Energy contracts designated as a cashflow hedge	9,012	9,012	—	9,012	—
Cross-currency swap designated as a foreign exchange hedge	2,078	2,078	—	2,078	—
Interest rate swaps not designated as a hedge	4,778	4,778	—	4,778	—
Energy derivative contracts	287	287	—	287	—
Commodity contracts for regulated operations	1,661	1,661	—	1,661	—

Total derivative financial instruments	17,816	17,816	—	17,816

Total financial liabilities	$789,602	$804,608	$1,319	$803,289	$—

		2011
	Carrying amount	Fair Value	Level 1	Level 2	Level 3
Notes receivable	$24,534	$24,534	$—	$—	$24,534

Total financial assets	$24,534	$24,534	$—	$—	$24,534

Long-term liabilities	$332,716	$338,264	$—	$338,264	$—
Convertible debentures	122,297	162,195	162,195	—	—
Derivative financial instruments:
Interest rate swaps not designated as a hedge	6,975	6,975	—	6,975	—
Energy derivative contracts	1,169	1,169	—	1,169	—

Total derivative financial instruments	8,144	8,144	—	8,144	—

Total financial liabilities	$463,157	$508,603	$162,195	$346,408	$—

The Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs to the extent possible. The Company determines fair value based on assumptions that market participants would use in pricing an asset or liability in the principle or most advantageous market. When considering market participant assumptions in fair value measurements, the following fair value hierarchy distinguishes between observable and unobservable inputs, which are categorized in one of the following levels:

•	Level 1 Inputs: Unadjusted quoted prices in active markets for identical assets or liabilities accessible to the reporting entity at the measurement date.

•

Level 2 Inputs: Other than quoted prices included in Level 1 inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the asset or liability.

•

Level 3 Inputs: Unobservable inputs for the asset or liability used to measure fair value to the extent that observable inputs are not available, thereby allowing for situations in which there is little, if any, market activity for the asset or liability at measurement date.

The Company has determined that the carrying value of its short-term financial assets and liabilities approximates fair value (a level 2 measurement) at December 31, 2012 and 2011 due to the short-term maturity of these instruments.

Notes receivable fair values have been determined using a discounted cash flow method, using estimated current market rates for similar instruments adjusted for estimated credit risk as determined by management. Such estimate is significantly influenced by unobservable data and therefore this fair value is subject to estimation risk.

APUC has long-term liabilities at fixed interest rates and variable rates. The estimated fair value is calculated using current interest rates. The fair value of convertible debentures is determined using quoted market price.

The Company’s Level 2 fair value derivative instruments primarily consist of swaps, options, and forward physical deals where market data for pricing inputs are observable. Level 2 pricing inputs are obtained from various market indices and utilize discounting based on quoted interest rate curves which are observable in the marketplace.

The Red Lily conversion option is measured at fair value on a recurring basis using unobservable inputs (Level 3). The fair value is based on an income approach using an option pricing model that includes various inputs such as energy yield function from wind, estimated cash flows and a discount rate of 8.5%. The Company used a discount rate believed to be most relevant given the business strategy. There was no change in fair value of $nil during the years ended December 31, 2012 or 2011.

Fair value estimates are made at a specific point in time, using available information about the financial instrument. These estimates are subjective in nature and often cannot be determined with precision.

The Company’s accounting policy is to recognize transfers between levels of the fair value hierarchy on the date of the event or change in circumstances that caused the transfer. There was no transfer into or out of level 1, level 2 or level 3 during the years ended December 31, 2012 or 2011.

(b)	Derivative instruments

Derivative instruments are recognized on the balance sheet as either assets or liabilities and measured at fair value each reporting period.

(i)	Commodity derivatives – regulated accounting

The Company uses derivative financial instruments to reduce the cash flow variability associated with the purchase price for a portion of future natural gas purchases associated with its regulated gas service territories. The Company’s strategy is to minimize fluctuations in gas sales prices to regulated customers. The accounting for these derivative instruments is subject to current guidance for rate-regulated enterprises. Therefore, the fair value of these derivatives is recorded as current or long-term assets and liabilities, with offsetting positions recorded as regulatory assets and regulatory liabilities in the accompanying balance sheets. Gains or losses on the settlement of these contracts are included in the calculation of deferred gas costs (note 7 (v)).

The following are commodity volumes, in dekatherms (“dths”) associated with the above derivative contracts:

2012
Financial contracts: Gas swaps	3,353,420
Gas options	787,960

4,141,380

The change in fair value of the derivative instruments is recorded as an offsetting adjustment to regulatory assets and liabilities. As a result, the changes in fair value of these natural gas derivative contracts and their offsetting adjustment to regulatory assets and liabilities had no earnings impact. The following table presents the impact of the change in the fair value of the Company’s natural gas derivative contracts had on the accompanying balance sheets:

	2012	2011
Regulatory assets:
Gas swap contracts	$1,555	$—
Gas option contracts	$106	$—

Regulatory liabilities:
Gas swap contracts	$90	$—
Gas option contracts	$57	$—

(ii)	Cash flow hedges

APCo reduces the price risk on the expected future sale of power generation at Sandy Ridge, Senate and Minonk and at one of its hydro facilities no longer subject to a power purchase agreement by entering into the following long-term energy derivative contracts.

Notional quantity (MW-hrs)	Expiry	Receive average prices (per MW-hr)		Pay floating price (per MW-hr)
196,231	May 2012 – December 2016	U.S. $	66.57	AESO
1,144,045	January 2013 – December 2022	U.S. $	42.81	PJM Western HUB
4,885,898	January 2013 – December 2022	U.S. $	30.25	NI HUB
4,995,968	January 2013 – December 2027	U.S. $	36.46	ERCORT North HUB

The effects on the Consolidated Statement of Operations of derivative financial instruments designated as cash flow hedge consist of the following:

	2012	2011
Gain on derivative instruments (ineffective portion)	$105	$—

The following table summarizes changes in other comprehensive income attributable to derivative financial instruments designated as a hedge:

	2012	2011
Effective portion of cash flow hedge, gain	$5,214	$—
Gain (loss) realized on cash flow hedge	(49)	—

	$5,165	$—
Less noncontrolling interest	(1,572)	$—

Change in fair value of cash flow hedge in other comprehensive income	$3,593	$—

The Company expects $3,852 of unrealized gains currently in accumulated other comprehensive loss to be reclassified into net earnings within the next twelve months, as the underlying hedged transactions settle.

(iii)	Foreign exchange hedge of net investment in foreign operation

The Company periodically uses a combination of foreign exchange forward contracts and spot purchases to manage its foreign exchange exposure on cash flows generated from the U.S. operations. APUC only enters into foreign exchange forward contracts with major Canadian financial institutions having a credit rating of A or better, thus reducing credit risk on these forward contracts.

Concurrent with its $150,000 debentures offering in December 2012, APCo entered into a cross currency swap, coterminous with the debentures, to effectively convert the Canadian dollar denominated offering into U.S. dollars. APCo designated the entire notional amount of the cross currency fixed for fixed interest rate swap and related short-term USD payables created by the monthly accruals of the swap settlement as a hedge of the foreign currency exposure of its net investment in APCo’s U.S. operations. The gain or loss related to the fair value changes of the swap and the related foreign currency gains and losses on the USD accruals that are designated as, and are effective as, an economic hedge of the net investment in a foreign operation are reported in the same manner as the translation adjustment (in other comprehensive income) related to the net investment. A foreign currency loss of $1,669 was recorded in other comprehensive income in 2012.

(iv)	Other derivatives

APCo provides energy requirements to various customers under contracts at fixed rates. While the production from the Tinker Assets are expected to provide a portion of the energy required to service these customers, APUC anticipates having to purchase a portion of its energy requirements at the ISO NE spot rates to supplement self-generated energy.

This risk is mitigated though the use of short term financial forward energy purchase contracts which are derivative instruments. In January 2011, APUC entered into electricity derivative contracts for a term ending February 2014, which are net settled fixed-for-floating swaps whereby APUC will pay a fixed price and receive the floating or indexed price on a notional quantity of 91,216 MW-hrs of energy over the remainder of the contact term at an average rate of approximately U.S. $52.89 per MW-hr. The estimated fair value of these forward energy hedge contracts at December 31, 2012 was a net liability of $286 (2011 - $1,169). These contracts are not accounted for as hedges and changes in fair value are recorded in earnings as they occur.

For derivatives that are not designated as cash flow hedges, and for the ineffective portion of gains and losses on derivatives that are accounted as hedges the changes in the fair value are immediately recognized in earnings. The effects on the statement of operations of derivative financial instruments not designated as hedges consist of the following:

	2012	2011
Change in unrealized loss/(gain) on derivative financial instruments:
Foreign exchange contracts	$—	$(45)
Interest rate swaps	(2,197)	1,536
Energy derivative contracts	(825)	833

Total change in unrealized loss/(gain) on derivative financial instruments	$(3,022)	$2,324

Realized loss/(gain) on derivative financial instruments:
Foreign exchange contracts	$(187)	$691
Interest rate swaps	2,094	2,138
Energy derivative contracts	987	691

Total realized loss on derivative financial instruments	$2,894	$3,520

Loss/(gain) on derivative financial instruments accounted for as hedges	$(128)	$5,844

Ineffective portion of derivatives financial instruments accounted for as hedges	$(105)	—

Loss/(gain) on derivative financial instruments	$(233)	$5,844

(c)	Risk management

In the normal course of business, the Company is exposed to financial risks that potentially impact its operating results. The Company employs risk management strategies with a view to mitigating these risks to the extent possible on a cost effective basis. Derivative financial instruments are used to manage certain exposures to fluctuations in exchange rates, interest rates and commodity prices. The Company does not enter into derivative financial agreements for speculative purposes.

This note provides disclosures relating to the nature and extent of the Company’s exposure to risks arising from financial instruments, including credit risk, liquidity risk, foreign currency risk and interest rate risk, and how the Company manages those risks.

Credit risk

Credit risk is the risk of an unexpected loss if a customer or counterparty to a financial instrument fails to meet its contractual obligations. The Company’s financial instruments that are exposed to concentrations of credit risk are primarily cash and cash equivalents accounts receivable and notes receivable. The Company limits its exposure to credit risk with respect to cash equivalents by ensuring available cash is deposited with its senior lenders in Canada all of which have a credit rating of A or better. The Company does not consider the risk associated with accounts receivable to be significant as over 80% of revenue from power generation is earned from large utility customers having a credit rating of BBB or better, and revenue is generally invoiced and collected within 45 days.

The remaining revenue is primarily earned by the Utility Services business unit which consists of water and wastewater utilities, electric utilities and gas utilities in the United States. In this regard, the credit risk related to Utility Services accounts receivable balances of U.S. $35,688 is spread over thousands of customers. The Company has processes in place to monitor and evaluate this risk on an ongoing basis including background credit checks and security deposits from new customers. In addition the state regulators of the Company’s utilities allow for a reasonable bad debt expense to be incorporated in the rates and therefore ultimately recoverable from rate payers.

As at December 31, 2012 the Company’s maximum exposure to credit risk for these financial instruments was as follows:

	December 31, 2012
	Canadian $	US $
Cash and cash equivalents and restricted cash	$20,452	$39,936
Other current assets	833	—
Accounts receivable	14,904	79,680
Allowance for Doubtful Accounts	—	(4,382)
Notes Receivable	20,747	2,201

	$56,936	$117,435

Liquidity risk

Liquidity risk is the risk that the Company will not be able to meet its financial obligations as they fall due. The Company’s approach to managing liquidity risk is to ensure, to the extent possible, that it will always have sufficient liquidity to meet liabilities when due. As at December 31, 2012, in addition to cash on hand of $53,122 the Company had $224,310 available to be drawn on its senior debt facilities. The senior credit facilities contain covenants which may limit amounts available to be drawn.

The Company’s liabilities mature as follows:

	Due less than 1 year	Due 2 to 3 years	Due 4 to 5 years	Due after 5 years	Total
Long term debt obligations	$1,768	$58,490	$14,853	$695,715	$770,826
Advances in aid of construction	591	—	—	71,626	72,217
Interest on long term debt	41,090	80,415	71,576	136,671	329,752
Accounts payable and due to related parties	36,094	—	—	—	36,094
Environmental obligation	2,433	32,152	15,232	10,045	59,862
Accrued liabilities	99,468	—	—	—	99,468
Derivative financial instruments:
Cross- currency swap	—	—	—	2,077	2,077
Interest rate swaps	1,968	2,810	—	—	4,778
Energy derivative and commodity contracts	245	1,703	384	8,629	10,961
Capital lease payments	134	136	—	—	270
Other obligations	4,217	3,100	380	15,972	23,669

Total obligations	$188,008	$178,806	$102,425	$940,735	$1,409,974

Foreign currency risk

The Company is exposed to currency fluctuations from its U.S. based operations. APUC manages this risk primarily through the use of natural hedges by using U.S. long term debt to finance its U.S. operations.

In August 2012, APCo designated the amounts drawn on its bank credit facility denominated in U.S. dollars as a hedge of the foreign currency exposure of its net investment in APCo’s U.S. operations. The foreign currency transaction gain or loss on the outstanding U.S. dollar denominated balance of APCo’s facility that is designated a hedge of the net investment in its foreign operations is reported in the same manner as a translation adjustment (in other comprehensive income) related to the net investment, to the extent it is effective as a hedge. A foreign currency loss of $452 was recorded in other comprehensive income.

Interest rate risk

The Company is exposed to interest rate fluctuations related to certain of its floating rate debt obligations, including certain project specific debt and its revolving credit facility, its interest rate swaps as well as interest earned on its cash on hand. The Company does not currently hedge that risk.

APCo is party to an interest rate swap whereby, the Company pays a fixed interest rate of 4.47% on a notional amount of $64,276 and receives floating interest at 90 day CDOR, up to the expiry of the swap in September 2015. At December 31, 2012, the estimated fair value of the interest rate swap was a liability of $4,778 (2011 – liability of $6,975). This interest rate swap is not being accounted for as a hedge and consequently, changes in fair value are recorded in earnings as they occur.